Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259933
Shareholder Report [Line Items]
Fund Name	Health Care ETF
Trading Symbol	TMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Health Care ETF (the "fund") for the period of June 11, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care ETF	$27	0.44%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past period?

  Health care stocks advanced, overcoming challenges including regulatory/policy headwinds and elevated health care utilization rates. Notable gains in the fourth quarter stemmed from factors such as a series of positive clinical datasets in large indications, robust product launches, and heightened merger and acquisition activity. Additionally, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  Relative to the S&P Health Care Select Sector Index, the top-performing sector for the since-inception period, by a large margin, was biotechnology. Within that sector, Cytokinetics, also a top absolute contributor, benefited from positive clinical trial data for its flagship drug, aficamten. The largest absolute contributor overall was pharmaceutical company Eli Lilly, supported by outperformance in its GLP-1 franchise.

  Conversely, the leading detractor from relative results was the life sciences tools and services sector. Our holdings here delivered strong returns but lagged the benchmark. From an absolute perspective, the largest detractor was managed care company Elevance Health. The company’s lowered profit outlook amid higher medical cost trends weighed on the stock price. Shares of global health care company Abbot Laboratories also finished lower as weakness in its diagnostics segment hampered forward guidance.

  Our approach focuses on finding innovative companies that have the greatest ability to bring cutting-edge products and high-impact treatments to the health care marketplace that will change the practice of medicine and satisfy unmet clinical needs.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/11/25	9,924	10,240	9,979
9/2025	10,664	11,021	10,355
12/2025	11,936	11,384	11,564

Average Annual Return [Table Text Block]
Fund	Since Inception 6/11/25
Health Care ETF (Based on Net Asset Value)	19.36%
MSCI All Country World Index Net (Regulatory Benchmark)	13.84%
S&P Health Care Select Sector Index (Strategy Benchmark)	15.64%

Performance Inception Date	Jun. 11, 2025
AssetsNet	$ 16,323,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 32,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,323 Number of Portfolio Holdings107 Investment Advisory Fees Paid (000s)$32 Portfolio Turnover Rate44.0%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Biotechnology	31.1%
Health Care Equipment & Supplies	21.8
Pharmaceuticals	19.6
Health Care Providers & Services	14.4
Life Sciences Tools & Services	12.8
Health Care Technology	0.1
Other	0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	14.8%
UnitedHealth Group	7.3
Abbott Laboratories	4.6
Gilead Sciences	3.9
Intuitive Surgical	3.7
AbbVie	3.7
Thermo Fisher Scientific	3.7
Danaher	3.1
Becton Dickinson & Company	2.6
Cytokinetics	2.5

Material Fund Change [Text Block]